Apr. 07, 2017
Victory Integrity Discovery Fund
Victory Integrity Discovery Fund

Victory Funds

Victory Integrity Discovery Fund

Supplement dated April 7, 2017

to the Prospectus dated November 1, 2016 (“Prospectus”)

The Prospectus is revised to reflect additional information about sales charge reductions and waivers with respect to Class A and Class C shares of the Victory Integrity Discovery Fund (“Fund”).

1. The following is added the paragraph under “Fund Fees and Expenses” found on Page 1 of the Prospectus:

More information about sales charge discounts and other discounts available through certain financial intermediaries is also available in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund’s Prospectus.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.